Operating Segmentation - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of operating segments [line items]
Net interest income	$ 3,135		$ 2,666	$ 6,307	$ 5,541
Non-interest revenue	3,078		2,914	6,423	5,677
Total Revenue	6,213	$ 6,517	5,580	12,730	11,218
Provision for (recovery of) credit losses	176	137	160	313	301
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	561	926	332	1,487	693
Amortization	303		285	594	564
Non-interest expense	3,292		3,240	6,558	6,361
Income (loss) before taxes	1,881	1,897	1,563	3,778	3,299
Provision for (recovery of) income taxes	384	387	317	771	1,080
Net Income	1,497	$ 1,510	1,246	3,007	2,219
Average Assets	820,976		743,638	820,585	735,417
Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	150		172	277	346
Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	26		(12)	36	(45)
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,407		1,338	2,840	2,718
Non-interest revenue	514		492	1,035	1,015
Total Revenue	1,921		1,830	3,875	3,733
Provision for (recovery of) credit losses	138		128	258	229
Amortization	84		79	163	160
Non-interest expense	868		830	1,750	1,687
Income (loss) before taxes	831		793	1,704	1,657
Provision for (recovery of) income taxes	216		205	442	423
Net Income	615		588	1,262	1,234
Average Assets	235,680		223,182	233,583	222,402
Canadian P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	122		131	236	228
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	16		(3)	22	1
US P&C [member]
Disclosure of operating segments [line items]
Net interest income	1,035		936	2,094	1,839
Non-interest revenue	281		269	560	537
Total Revenue	1,316		1,205	2,654	2,376
Provision for (recovery of) credit losses	23		54	29	101
Amortization	117		115	229	227
Non-interest expense	658		596	1,314	1,193
Income (loss) before taxes	518		440	1,082	855
Provision for (recovery of) income taxes	112		92	232	197
Net Income	406		348	850	658
Average Assets	124,725		108,624	122,346	106,383
US P&C [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	18		66	33	143
US P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	5		(12)	(4)	(42)
Wealth management [member]
Disclosure of operating segments [line items]
Net interest income	230		204	462	404
Non-interest revenue	1,612		1,380	3,520	2,786
Total Revenue	1,842		1,584	3,982	3,190
Provision for (recovery of) credit losses				2	(1)
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	561		332	1,487	693
Amortization	64		60	131	117
Non-interest expense	818		802	1,646	1,640
Income (loss) before taxes	399		390	716	741
Provision for (recovery of) income taxes	94		94	172	179
Net Income	305		296	544	562
Average Assets	40,402		35,246	39,559	34,755
Wealth management [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(1)		1	1	2
Wealth management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	1		(1)	1	(3)
BMO capital markets [member]
Disclosure of operating segments [line items]
Net interest income	599		319	1,160	881
Non-interest revenue	630		723	1,201	1,245
Total Revenue	1,229		1,042	2,361	2,126
Provision for (recovery of) credit losses	15		(13)	30	(18)
Amortization	38		31	71	60
Non-interest expense	849		640	1,608	1,333
Income (loss) before taxes	327		384	652	751
Provision for (recovery of) income taxes	78		98	148	194
Net Income	249		286	504	557
Average Assets	344,427		302,772	342,316	299,031
BMO capital markets [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	12		(16)	13	(17)
BMO capital markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	3		3	17	(1)
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(136)		(131)	(249)	(301)
Non-interest revenue	41		50	107	94
Total Revenue	(95)		(81)	(142)	(207)
Provision for (recovery of) credit losses			(9)	(6)	(10)
Non-interest expense	99		372	240	508
Income (loss) before taxes	(194)		(444)	(376)	(705)
Provision for (recovery of) income taxes	(116)		(172)	(223)	87
Net Income	(78)		(272)	(153)	(792)
Average Assets	75,742		73,814	82,781	72,846
Corporate services [member] | Impaired Loans [Member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	(1)		(10)	$ (6)	$ (10)
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Provision for (recovery of) credit losses	$ 1		$ 1